Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,805,290	$ 1,513,834	$ 1,354,653
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,396,297	1,098,074	968,450
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	298,984	307,239	280,687
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 110,009	$ 108,521	$ 105,516